Recently Issued Accounting Pronouncements - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011
Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adoption of FASB accounting change, effect on accumulated deficit	¥ 1,382
FAS 167 | Additional Paid-in Capital
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adoption of FASB accounting change, effect on accumulated deficit	334
FAS 167 | Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adoption of FASB accounting change, effect on accumulated deficit	1,382
FAS 167 | Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adoption of FASB accounting change, effect on accumulated deficit	¥ (6,273)